INVESTMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
INVESTMENTS [Text Block]

4. INVESTMENTS

At December 31, 2019 and December 31, 2018, the Company had the following investments:

		Accumulated
December 31, 2019	Cost	unrealized (loss) gain	Fair value

Fair value through profit or loss
Marketable securities	$3,915	$(767)	$3,148
Warrants	314	515	829
Private company investments	1,961	(444)	1,517
Total fair value through profit or loss	6,190	(696)	5,494

Fair value through other comprehensive income
Marketable securities	910	(877)	33
Private company investments	4,580	-	4,580
Total fair value through other comprehensive income	5,490	(877)	4,613

Total investments	$11,680	$(1,573)	$10,107

		Accumulated
December 31, 2018	Cost	unrealized loss	Fair value

Fair value through profit or loss
Marketable securities	$1,683	$(1,058)	$625
Private company investments	911	-	911
Total fair value through profit or loss	2,594	(1,058)	1,536

Fair value through other comprehensive income
Marketable securities	910	(877)	33
Total fair value through other comprehensive income	910	(877)	33

Total investments	$3,504	$(1,935)	$1,569

On February 20, 2019, the Company acquired through a private placement, 1,995,672 units of Boreal Metals Corp. (“Boreal”; TSX-V: BMX) for $190 or $0.095 per unit. Each unit consisted of one common share and one warrant to purchase a further common share. At December 31, 2019 the fair value of warrants were estimated using the Black-Scholes option pricing model with weighted average assumptions as follows: risk-free interest rate of 1.69%, dividend yield of 0%, volatility of 112%, forfeiture rate of 0%, and an expected life of 1.1 years. During the year ended December 31, 2019 the Company acquired an additional 2,226,000 common shares of Boreal Metals Corp. in the open market at a price of $0.05 per share ($107).

On April 25, 2019, the Company acquired a 1% NSR royalty on certain claims held by Millrock Resources Inc ("Millrock") (TSX Venture: MRO, OTCQX: MLRKF) as part of a private placement and royalty creation agremeent. Pursuant to the investment, in addition to the royalty interests EMX acquired 7,142,857 units of Millrock for $1,000 or $0.14 per unit. Each unit consists of one common share of Millrock and one share purchase warrant. Each warrant entitles the Company to purchase one additional common share of Millrock until December 14, 2021 at an escalating exercise price ($0.14 until December 14, 2019; $0.17 from December 15, 2019 until December 14, 2020; and $0.20 from December 15, 2020 until December 14, 2021). The weighted average assumptions used for fair valuing the warrants at Decmber 31, 2019 were as follows: risk-free interest rate of 1.70%, dividend yield of 0%, volatility of 127%, forfeiture rate of 0%, and an expected life of 1.64 years.

In July 2019, the company acquired an additional 1,300,000 units of Millrock for $98 or $0.075 per unit through a non- brokered private placement . Each unit consists of one common share of Millrock and one share purchase warrant. Each warrant entitles the Company to purchase one additional common share of Millrock until December 14, 2021 at an escalating exercise price ($0.14 until December 14, 2019; $0.17 from December 15, 2019 until December 14, 2020; and $0.20 from December 15, 2020 until December 14, 2021). At December 31, 2019 the fair value of the warrants was determined using the Black-Scholes option pricing model with the following weighted average assumptions: risk-free interest rate of 1.70%, dividend yield of 0%, volatility of 127%, forfeiture rate of 0%, and an expected life of 1.64 years.

In June 2019, pursuant to a purchase agreement to acquire royalty interests from Corvus Gold Inc. ("Corvus") (TSX: KOR,

OTCQX: CORVF) for $350 (Note 11), the Company made an equity investment of $900 in Corvus through a private placement financing.

In July 2019, the Company acquired 1,000,000 common shares of GlobeTrotters Resource Group Inc. a private Canadian exploration company at a price of $0.50 per share (total investment - $500).

On December 19, 2019, EMX acquired a 19.9% interest in Rawhide Acquistion Holding, LLC (“RAH”), a privately-held Delaware company that owns the Rawhide gold-silver mining operation through wholly-owned subsidiary Rawhide Mining LLC for a total purchase price of $4,581 (US$3,519). Commercial terms of the agreement include RAH distributing 50% of its taxable income to the LLC members on a quarterly basis and EMX is entitled to nominate one manager on the RAH management committee.